Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	0.64%
Dividend yield	0.00%
Volatility	100.00%
Stock price | (per share)	$ 0.34	$ 0.32	$ 0.40	$ 0.32	$ 0.42	$ 0.56
Weighted average life	5 years
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate		1.54%
Dividend yield		0.00%
Volatility		100.00%
Stock price			0.50
Weighted average life		5 years
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate		0.44%
Dividend yield		0.00%
Volatility		100.00%
Stock price			0.50
Weighted average life		5 years
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate		0.25%
Dividend yield		0.00%
Volatility		100.00%
Stock price			0.58
Weighted average life		3 years
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate		0.26%
Dividend yield		0.00%
Volatility		100.00%
Stock price			0.49
Weighted average life		2 years 2 months 12 days
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate		0.64%
Dividend yield		0.00%
Volatility		100.00%
Stock price			$ 0.34
Weighted average life		5 years